DEFERRED INCOME TAX (Changes in deferred tax assets and liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	$ (609,004)
Deferred tax assets, beginning balance	85,795
Translation differences	(1,052)	$ 3,351
Acquisition of business (note 3)	13,686	0
Credits (Charges) directly to other comprehensive income	4,808	2,379
Withholding tax on dividend distributions	0	2,690	$ (4,177)
Effect of changes in tax law on deferred income tax	(7,455)	(2,028)	(3,080)
Deferred tax (charge) credit	(106,047)	16,821
Deferred tax liability, ending balance	(513,357)	(609,004)
Deferred tax assets, ending balance	121,092	85,795
Deferred tax assets recognized on unused tax losses	43,355	56,297
Unused tax credits for which no deferred tax asset recognised	0
Unused tax losses for which no deferred tax asset recognised	1,900,000
PP&E
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(625,963)	(599,522)
Translation differences	6,907	5,634
Credits (Charges) directly to other comprehensive income	0	0
Withholding tax on dividend distributions	0	0
Effect of changes in tax law on deferred income tax	17,293	1,062
Deferred tax (charge) credit	61,924	(33,137)
Deferred tax liability, ending balance	(539,839)	(625,963)	(599,522)
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(48,637)	(52,723)
Translation differences	(215)	360
Credits (Charges) directly to other comprehensive income	0	0
Withholding tax on dividend distributions	0	0
Effect of changes in tax law on deferred income tax	185	(103)
Deferred tax (charge) credit	(8,339)	3,829
Deferred tax liability, ending balance	(57,006)	(48,637)	(52,723)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(28,050)	(38,652)
Translation differences	67	169
Credits (Charges) directly to other comprehensive income	0	0
Withholding tax on dividend distributions	0	0
Effect of changes in tax law on deferred income tax	352	1,433
Deferred tax (charge) credit	8,939	9,000
Deferred tax liability, ending balance	(18,692)	(28,050)	(38,652)
Other Temporary Differences, Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(3,050)	(10,387)
Translation differences	(29)	181
Credits (Charges) directly to other comprehensive income	(108)	(192)
Withholding tax on dividend distributions	0	(2,690)
Effect of changes in tax law on deferred income tax	11	6
Deferred tax (charge) credit	1,120	10,032
Deferred tax liability, ending balance	(2,056)	(3,050)	(10,387)
Deferred tax liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(705,700)	(701,284)
Translation differences	6,730	6,344
Credits (Charges) directly to other comprehensive income	(108)	(192)
Withholding tax on dividend distributions	0	(2,690)
Effect of changes in tax law on deferred income tax	17,841	2,398
Deferred tax (charge) credit	63,644	(10,276)
Deferred tax liability, ending balance	(617,593)	(705,700)	(701,284)
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	53,188	45,368
Translation differences	(501)	2,399
Acquisition of business (note 3)	0
Credits (Charges) directly to other comprehensive income	0	0
Effect of changes in tax law on deferred income tax	(2,692)	17
Deferred tax (charge) credit	11,106	10,202
Deferred tax assets, ending balance	61,101	53,188	45,368
Trade receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	7,488	6,193
Translation differences	(273)	289
Acquisition of business (note 3)	0
Credits (Charges) directly to other comprehensive income	0	0
Effect of changes in tax law on deferred income tax	(238)	(3)
Deferred tax (charge) credit	1,223	1,587
Deferred tax assets, ending balance	8,200	7,488	6,193
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	56,297	67,784
Translation differences	0	0
Acquisition of business (note 3)	0
Credits (Charges) directly to other comprehensive income	0	0
Effect of changes in tax law on deferred income tax	0	0
Deferred tax (charge) credit	(12,942)	(11,487)
Deferred tax assets, ending balance	43,355	56,297	67,784
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	65,518	70,483
Translation differences	(7,008)	305
Acquisition of business (note 3)	13,686
Credits (Charges) directly to other comprehensive income	4,916	2,571
Effect of changes in tax law on deferred income tax	(7,456)	(384)
Deferred tax (charge) credit	43,016	(6,847)
Deferred tax assets, ending balance	112,672	65,518	70,483
Deferred tax assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	182,491	189,828
Translation differences	(7,782)	2,993
Acquisition of business (note 3)	13,686
Credits (Charges) directly to other comprehensive income	4,916	2,571
Effect of changes in tax law on deferred income tax	(10,386)	(370)
Deferred tax (charge) credit	42,403	(6,545)
Deferred tax assets, ending balance	$ 225,328	$ 182,491	$ 189,828